SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Summary of the Company's segment information
Following is a summary of the Company’s segment information:

	For the three months ended
(amounts in thousands)	March 30, 2013	March 31, 2012
Net sales
Siding, Fencing and Stone	$137,725	$142,787
Windows and Doors	119,372	96,389
	$257,097	$239,176
Operating earnings (loss)
Siding, Fencing and Stone	$17,114	$15,949
Windows and Doors	(12,096)	(10,396)
Unallocated	(5,590)	(4,350)
	$(572)	$1,203

	Total assets as of
	March 30, 2013	December 31, 2012
Total assets
Siding, Fencing and Stone	$586,339	$558,501
Windows and Doors	277,836	271,650
Unallocated	41,941	51,699
	$906,116	$881,850

Following is a summary of the Company’s segment information:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Net sales
Siding, Fencing and Stone	$658,045	$639,290	$604,406
Windows and Doors	463,256	395,567	391,500
	$1,121,301	$1,034,857	$995,906
Operating earnings (loss)
Siding, Fencing and Stone	$110,456	$90,849	$92,612
Windows and Doors	(20,565)	(31,134)	(19,410)
Unallocated	(19,871)	(14,784)	(16,372)
	$70,020	$44,931	$56,830
Interest expense, net
Siding, Fencing and Stone	$(47)	$(83)	$(121)
Windows and Doors	(18)	(13)	90
Unallocated	103,107	101,480	122,864
	$103,042	$101,384	$122,833
Depreciation and amortization
Siding, Fencing and Stone	$22,616	$23,634	$27,614
Windows and Doors	29,490	30,217	32,936
Unallocated	171	169	168
	$52,277	$54,020	$60,718
Income tax expense
Unallocated	$2,835	$683	$5,027
Capital expenditures
Siding, Fencing and Stone	$11,219	$6,776	$5,928
Windows and Doors	12,617	4,651	5,177
Unallocated	810	63	—
	$24,646	$11,490	$11,105
	As of December 31,
	2,012,000	2,011,000
Total assets
Siding, Fencing and Stone	$558,501	$579,195
Windows and Doors	271,650	273,909
Unallocated	51,699	39,808
	$881,850	$892,912